Other liabilities - Lease maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 113,690	R$ 120,395	R$ 146,705
Not later than one year
Lease maturity
Lease financial liabilities (Note 24 a)	1,011	6,016
Later than one year and not later than five years [member]
Lease maturity
Lease financial liabilities (Note 24 a)	10,584	10,431
Later than five years [member]
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 102,095	R$ 103,948